Revenue from Single-family Rental Properties (Tables)	12 Months Ended
Dec. 31, 2021
Investment property [abstract]
Disclosure of detailed information about investment property
The following tables present the changes in the rental property balances for the years ended December 31, 2021 and December 31, 2020.

	December 31, 2021
(in thousands of U.S. dollars)	Single-Family Rental	Multi-Family Rental	Total

Opening balance	$4,990,542	$1,331,376	$6,321,918
Acquisitions(1)	1,835,235	—	1,835,235
Capital expenditures	196,572	2,030	198,602
Fair value adjustments(2)	990,575	—	990,575
Dispositions(3)	(34,528)	(1,333,406)	(1,367,934)
Balance, end of year	$7,978,396	$—	$7,978,396
(1) The total purchase price includes $2,720 of capitalized transaction costs in relation to the acquisitions.
(2) Fair value adjustments include realized fair value gains of $409 for the year ended December 31, 2021.
(3) Dispositions for Multi-Family Rental reflect the deconsolidation of the U.S. multi-family rental portfolio on March 31, 2021 (Note 5).

	December 31, 2020
(in thousands of U.S. dollars)	Single-Family Rental	Multi-Family Rental	Total

Opening balance	$4,337,681	$1,344,844	$5,682,525
Acquisitions(1)	356,514	—	356,514
Capital expenditures	93,568	9,067	102,635
Fair value adjustments(2)	220,849	(22,535)	198,314
Dispositions	(18,070)	—	(18,070)
Balance, end of year	$4,990,542	$1,331,376	$6,321,918
(1) The total purchase price includes $1,913 of capitalized transaction costs in relation to the acquisitions.
(2) Fair value adjustments include realized fair value losses of $1,685 for the year ended December 31, 2020.
The following table presents the changes in the Canadian development properties balance for the years ended December 31, 2021 and December 31, 2020.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Opening balance	$110,018	$35,625
Acquisitions	—	65,861
Development expenditures	12,748	2,998
Fair value adjustments	10,098	—
Translation adjustment	386	5,534
Balance, end of year	$133,250	$110,018
The components of the Company's revenue from single-family rental properties are as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Base rent	$363,510	$301,538
Other revenue (1)	20,199	13,946
Non-lease component	58,034	51,498
Total revenue from single-family rental properties (2)	$441,743	$366,982
(1) Other revenue includes revenue earned on ancillary services and amenities as well as lease administrative fees.
(2) Revenue from U.S. multi-family rental properties for the years ended December 31, 2021 and 2020 has been reclassified to discontinued operations (Note 5).